Critical Accounting Estimates and Judgments	6 Months Ended
Jun. 30, 2019
Critical Accounting Estimates And Judgments
Critical Accounting Estimates and Judgments
3	Critical accounting estimates and judgments

The preparation of condensed interim consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of the Company’s assets, liabilities, revenues, expenses and related disclosures. Judgments, estimates and assumptions are based on historical experience, expectations, current trends and other factors that management believes to be relevant at the time at which the Company’s condensed interim consolidated financial statements are prepared.

Management reviews, on a regular basis, the Company’s accounting policies, assumptions, estimates and judgments in order to ensure that the condensed interim consolidated financial statements are presented fairly and in accordance with IFRS. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Critical accounting estimates and assumptions, as well as critical judgments used in applying accounting policies in the preparation of the Company’s condensed interim consolidated financial statements, were the same as those found in note 4 to the Company’s annual consolidated financial statements as of December 31, 2018 and 2017 and for the years ended December 31, 2018, and 2017 except for those related to the adoption of IFRS 16, as follows:

Critical judgments in determining the lease term and discount rate

In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).

In determining the appropriate discount rate, management identified the rate for the building based on the type and location of the Company’s office, laboratory and storage facility in Frankfurt and, for vehicle and equipment leases, used the risk-free rate, credit spread and lease specific adjustment for similar assets.